Discontinued Operation - Schedule of Net Cash Flows (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Net Cash Flows [Abstract]
Net cash used in operating activities			$ (374,683)
Net cash generated from investing activities			35,548
Net cash (used in) generated from financing activities			(126,787)
Net cash outflow from discontinued operation			$ (465,922)